CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 29, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	Feb. 28, 2023 CNY (¥)	Feb. 28, 2022 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net (loss) income	¥ 2,775	$ 386	¥ (33,488)	¥ (118,732)
Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments	9,347	1,299	38,526	(9,479)
Comprehensive (loss) income	12,122	1,685	5,038	(128,211)
Less: Comprehensive loss attributable to non-controlling interests	(2,186)	(304)	(3,822)	(5,270)
Comprehensive (loss) income attributable to Four Seasons Education (Cayman) Inc.	¥ 14,308	$ 1,989	¥ 8,860	¥ (122,941)